Revenues	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Revenues
(13) Revenues

The Company’s revenue is primarily derived from the manufacture and sale of plastic flexible packaging materials.

During the fiscal year ended December 31, 2018, net revenues were RMB333,522 (US$48,509), compared to RMB290,706 during the same period in 2017, representing an increase of RMB42,816 or 14.7%. For further analysis of the factors causing revenue increase, the increase of average sales price caused an increase of RMB53,931 and sales volume factor made a decrease of RMB11,115.

The following table shows the distribution of the Company’s revenue by the geographical location of customers, whereas all the Company’s assets are located in the PRC:

	December 31, 2018		December 31, 2017	December 31, 2016
	RMB	US$	RMB	RMB
Sales in China	288,128	41,907	235,143	212,129
Sales in other countries (principally Europe, Asia and North America)	45,394	6,602	55,563	41,797
	333,522	48,509	290,706	253,926

Overseas sales were RMB45,394 (US$6,602) or 13.6% of total revenues, compared with RMB55,563 or 19.1% of total revenues in 2017. The increase of average sales price caused an increase of RMB6,449 and sales volume factor made a decrease of RMB16,618.

The Company’s revenue by significant types of films for 2018, 2017 and 2016 was as follows:

	December 31, 2018			December 31, 2017		December 31, 2016
	RMB	US$	% of Total	RMB	% of Total	RMB	% of Total
Stamping and transfer film	129,548	18,843	38.9%	116,396	40.0%	95,705	37.8%
Printing film	30,686	4,463	9.2%	24,779	8.5%	20,366	8.0%
Metallized film	4,373	636	1.3%	8,431	2.9%	7,391	2.9%
Specialty film	148,801	21,642	44.6%	108,089	37.2%	96,091	37.8%
Base film for other applications	20,114	2,925	6.0%	33,011	11.4%	34,373	13.5%
	333,522	48,509	100.0%	290,706	100.0%	253,926	100.0%

In 2018, sales of specialty films were RMB148,800 (US$21,600) and 44.6% of our total revenues as compared to RMB108,100 and 37.2% in 2017, which was an increase of RMB40,700, or 37.7%, as compared to the same period in 2017. The increase was largely attributable to the increase in sales volumes for dry films and coated films. The increase of average sales price caused an increase of RMB7,100 and sales volume factor made an increase of RMB33,600.